DWS Government and Agency Securities Portfolio Average Annual Total Returns - DWS Gov and Agcy Money Fund [Member] - DWS Government and Agency Money Fund - Return Before Taxes[Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		4.20%	3.16%	2.07%
Performance Inception Date	Mar. 19, 2007